Earnings per Share - Earnings per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basic Earnings per Share
Net income available to common shareholders	$ 4,996	$ 32,518	$ 31,928
Available to- allocate pro-rata between Class A and B	0	0	0
Diluted Earnings per Share
Net income available to common shareholders	4,996	32,518	31,928
Available to - allocate pro rata between Class A and B	0	0	0
Class A Common Stock [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding	47,541,409	47,513,846	47,481,766
Weighted average number of common shares outstanding	47,710,313	47,607,750	47,500,670
Weighted average number of RSU's without service conditions (note 15)	168,904	93,904	18,904
Dilutive effect of share-based awards	113,423	159,516	110,987
Common shares and common share equivalents	47,823,736	47,767,266	47,611,657
Basic Earnings per Share
Net income available to common shareholders	4,996	32,518	31,928
Available to - Class A shareholders for arrears	0	0	0
Earnings per share	$ 0.10	$ 0.68	$ 0.67
Diluted Earnings per Share
Net income available to common shareholders	4,996	32,518	31,928
Available to - Class A shareholders for arrears	$ 0	$ 0	$ 0
Earnings per share	$ 0.10	$ 0.68	$ 0.67
Class B Common Stock [Member]
Class of Stock [Line Items]
Weighted average number of common shares outstanding	7,405,956	7,405,956	7,405,956
Common shares and common share equivalents	7,405,956	7,405,956	7,405,956
Basic Earnings per Share
Earnings per share
Diluted Earnings per Share
Earnings per share